Principal
Payment
24,156,527.52
0.00
0.00

0.00
24,156,527.52
Interest per
Note
Factor
0.475437
1.000000

1.000000

1.000000
Interest & Principal
Interest & Principal
per $1000 Face Amount
Amounts in USD
Dates
Summary
Current Overcollateralization Amount
290,449,091.26
Total
546,854.21
$24,703,381.73
Class A-4 Notes
0.760000%
63,843.17
0.633333
63,843.17
0.633333
Class A-3 Notes
0.620000%
276,416.67
0.516667
276,416.67
0.516667
24,186,455.22
88.920791
Class A-2 Notes
0.530000%
176,666.67
0.441667
176,666.67
0.441667
Interest Rate
Interest Payment
$1000 Face Amount
Class A-1 Notes
0.260000%
29,927.70
0.110028
Payment
Initial Overcollateralization Amount
262,190,087.88
16.70%
Target Overcollateralization Amount
290,449,091.26
18.50%
18.50%
present value of Base Residual Value
1,019,673,502.23
1,028,102,254.88
1,028,052,937.04
Amount
Percentage
Total Securitization Value
1,569,995,087.88
1,479,729,471.13
1,455,572,943.61
present value of lease payments
550,321,585.65
451,627,216.25
427,520,006.57
Total Note Balance
1,307,805,000.00
1,189,280,379.87
1,165,123,852.35
Overcollateralization
262,190,087.88
290,449,091.26
290,449,091.26
Class A-3 Notes
535,000,000.00
535,000,000.00
535,000,000.00
0.000000
Class A-4 Notes
100,805,000.00
100,805,000.00
100,805,000.00
0.000000
Class A-1 Notes
272,000,000.00
153,475,379.87
129,318,852.35
88.810763
Class A-2 Notes
400,000,000.00
400,000,000.00
400,000,000.00
0.000000
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Interest Period of the Class A-1 Notes (from... to)
18-Feb-2014
17-Mar-2014 Actual/360 Days
27
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Feb-2014
15-Mar-2014
30/360 Days
30
Determination Date
13-Mar-2014
Record Date
14-Mar-2014
Payment Date
17-Mar-2014
Collection Period No.
4
Collection Period (from... to)
1-Feb-2014
28-Feb-2014
Mercedes-Benz Auto Lease Trust 2013-B
Investor Report
Collection Period Ended  28-Feb-2014

Distribution Detail
Amount Paid                                             Shortfall
0.00
0.00
546,854.21
0.00
0.00
24,156,527.52
Regular Principal Distribution Amount
24,156,527.52
24,156,527.52
0.00
Principal Distribution Amount
24,156,527.52
24,156,527.52
0.00
Interest Distributable Amount Class A Notes
546,854.21
546,854.21
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
63,843.17
63,843.17
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-2 Notes
176,666.67
176,666.67
0.00
thereof on Class A-3 Notes
276,416.67
276,416.67
0.00
Monthly Interest Distributable Amount
546,854.21
546,854.21
0.00
thereof on Class A-1 Notes
29,927.70
29,927.70
0.00
Total Servicing Fee
1,233,107.89
1,233,107.89
0.00
Total Trustee Fee
0.00
0.00
0.00
Total Available Funds
33,096,536.35
Amount Due
Total Available Collections
33,096,536.35
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
7,160,046.73
33,096,536.35
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
176.74
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Subtotal
33,096,359.61
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
Excess wear and tear included in Net Sales Proceeds
1,636.96
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
33,515.15
(4) Priority Principal Distribution Amount
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
209,895.39
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
7,345,577.00
Available Funds
Lease Payments Received
25,540,887.22
(1) Total Servicing Fee
Distributions
1,233,107.89

Notice to Investors
Cumulative Turn-in Ratio
65.54%
Proportion of base prepayment assumption realized life to date
112.62%
Actual lifetime prepayment speed
0.36%
Weighted Average Seasoning (months)
9.84
14.69
Aggregate Base Residual Value
1,159,889,424.74
1,137,663,397.33
Weighted Average Securitization Rate
6.79%
6.78%
Weighted Average Remaining Term (months)
24.32
19.44
Securitization Value end of Collection Period
1,455,572,943.61
36,649
Pool Factor
92.71%
As of Cutoff Date
Current
Terminations- Scheduled
180,482.86
Repurchase Payment (excluding interest)
0.00
Gross Losses
791,674.86
Securitization Value beginning of Collection Period
1,479,729,471.13
36,840
Principal portion of lease payments
17,195,490.17
Terminations- Early
5,988,879.63
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,569,995,087.88
37,363
Pool Statistics
Investment Earnings
Net Investment Earnings on the Reserve Fund
36.71
Net Investment Earnings on the Exchange Note
Collection Account
140.03
Investment Earnings for the Collection Period
176.74
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
7,849,975.44
Reserve Fund Deficiency
0.00
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
36.71
minus Net Investment Earnings
36.71
Reserve Fund
Reserve Fund Required Amount
7,849,975.44
Reserve Fund Amount - Beginning Balance
7,849,975.44
Reserve Fund and Investment Earnings

Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.155%)
Less sales proceeds and other payments received during
Collection Period
6,885,999.46
Current Residual Loss / (Gain)
(531,562.69)
Cumulative Residual Loss / (Gain)
(2,429,293.29)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.013%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
6,354,436.77
Less Recoveries
143,252.88
Current Net Credit Loss / (Gain)
(93,611.10)
Cumulative Net Credit Loss / (Gain)
204,280.52
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
606,600.58
Less Liquidation Proceeds
556,958.80
91-120 Days Delinquent
107,716.31
2
0.01%
Total
1,455,572,943.61
36,649
100.00%
31-60 Days Delinquent
1,612,935.82
42
0.11%
61-90 Days Delinquent
632,922.87
16
0.04%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
1,453,219,368.61
36,589
99.84%